Stockholders’ Equity (Deficit) - Schedule of Black-Scholes Option Pricing Model (Details)	Mar. 31, 2026	Feb. 24, 2026	Dec. 31, 2025	Sep. 04, 2025	Dec. 31, 2024	Dec. 18, 2024
Pre-Funded Warrant [Member] | Expected volatility [Member]
Schedule of Black-Scholes Option Pricing Model [Line Items]
Warrant and rights outstanding, measurement input	85.5	85.6			114.2	113.8
Pre-Funded Warrant [Member] | Risk-free interest rate [Member]
Schedule of Black-Scholes Option Pricing Model [Line Items]
Warrant and rights outstanding, measurement input	3.91	3.61			4.3	4.3
Pre-Funded Warrant [Member] | Expected dividend yield [Member]
Schedule of Black-Scholes Option Pricing Model [Line Items]
Warrant and rights outstanding, measurement input	0	0			0	0
Pre-Funded Warrant [Member] | Expected term (years) [Member]
Schedule of Black-Scholes Option Pricing Model [Line Items]
Warrant and rights outstanding, measurement input	4.91	5			5	5
Pre-Funded Warrant [Member] | Conversion price [Member]
Schedule of Black-Scholes Option Pricing Model [Line Items]
Warrant and rights outstanding, measurement input	2.13	2.13			0.0001	0.0001
Pre-Funded Warrant [Member] | Fair value Member]
Schedule of Black-Scholes Option Pricing Model [Line Items]
Warrant and rights outstanding, measurement input					52,682	5,086
Private Placement Warrant [Member] | Expected volatility [Member]
Schedule of Black-Scholes Option Pricing Model [Line Items]
Warrant and rights outstanding, measurement input					114.2	113.8
Private Placement Warrant [Member] | Risk-free interest rate [Member]
Schedule of Black-Scholes Option Pricing Model [Line Items]
Warrant and rights outstanding, measurement input					4.3	4.3
Private Placement Warrant [Member] | Expected dividend yield [Member]
Schedule of Black-Scholes Option Pricing Model [Line Items]
Warrant and rights outstanding, measurement input					0	0
Private Placement Warrant [Member] | Expected term (years) [Member]
Schedule of Black-Scholes Option Pricing Model [Line Items]
Warrant and rights outstanding, measurement input					5	5
Private Placement Warrant [Member] | Conversion price [Member]
Schedule of Black-Scholes Option Pricing Model [Line Items]
Warrant and rights outstanding, measurement input					6	6
Private Placement Warrant [Member] | Fair value Member]
Schedule of Black-Scholes Option Pricing Model [Line Items]
Warrant and rights outstanding, measurement input					94,287	18,153
Private Placement Warrant [Member] | Probability of a fundamental event [Member]
Schedule of Black-Scholes Option Pricing Model [Line Items]
Warrant and rights outstanding, measurement input					10	10
Warrant [Member] | Expected volatility [Member]
Schedule of Black-Scholes Option Pricing Model [Line Items]
Warrant and rights outstanding, measurement input			93.7	87
Warrant [Member] | Risk-free interest rate [Member]
Schedule of Black-Scholes Option Pricing Model [Line Items]
Warrant and rights outstanding, measurement input			3.7	3.65
Warrant [Member] | Expected dividend yield [Member]
Schedule of Black-Scholes Option Pricing Model [Line Items]
Warrant and rights outstanding, measurement input			0	0
Warrant [Member] | Expected term (years) [Member]
Schedule of Black-Scholes Option Pricing Model [Line Items]
Warrant and rights outstanding, measurement input			4.68	5
Warrant [Member] | Conversion price [Member]
Schedule of Black-Scholes Option Pricing Model [Line Items]
Warrant and rights outstanding, measurement input			5.405	5.405
Warrant [Member] | Fair value Member]
Schedule of Black-Scholes Option Pricing Model [Line Items]
Warrant and rights outstanding, measurement input	43,503	25,429	24,521	23,435
Warrant [Member] | Underlying share price [Member]
Schedule of Black-Scholes Option Pricing Model [Line Items]
Warrant and rights outstanding, measurement input	0.717	2.13	4.03	4.72